Other Information - Summary of Public Funds (Detail) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of public funds [line items]
2018 collections	€ 116
Fondimpresa [member] | Training segment [member]
Disclosure of public funds [line items]
2018 collections	5
Fondirigenti [member] | Training segment [member]
Disclosure of public funds [line items]
2018 collections	1
Infratel [member] | Construction of ultrabroadband infrastructure [member]
Disclosure of public funds [line items]
2018 collections	106
Ministry of Economic Development [member] | Construction of mobile network infrastructure [member]
Disclosure of public funds [line items]
2018 collections	1
Ministry of Economic Development [member] | Technological innovation projects [member]
Disclosure of public funds [line items]
2018 collections	1
MIUR [member] | Research and energy efficiency projects [member]
Disclosure of public funds [line items]
2018 collections	1
Autonomous Province of Trento [member] | Eschooling project [member]
Disclosure of public funds [line items]
2018 collections	€ 1